BUSINESS DESCRIPTION (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)
Hexin E-Commerce | Wusu Company
BUSINESS DESCRIPTION
Amount contributed	¥ 470	$ 66.4
Hexindai Hong Kong Limited ("HK Hexindai")
BUSINESS DESCRIPTION
Ownership percentage in subsidiary	100.00%	100.00%
Beijing Hexin Yongheng Technology Development Co., Ltd ("WOFE")
BUSINESS DESCRIPTION
Ownership percentage in subsidiary	100.00%	100.00%
Tianjin Haohongyuan Technology Co., Ltd (Tianjin Haohongyuan")
BUSINESS DESCRIPTION
Ownership percentage in subsidiary	100.00%	100.00%
HX Asia Investment Limited
BUSINESS DESCRIPTION
Ownership percentage in subsidiary	100.00%	100.00%
HX China Investment Limited
BUSINESS DESCRIPTION
Ownership percentage in subsidiary	100.00%	100.00%